Earnings Per Share (EPS) (Details) - EUR (€) € in Thousands, shares in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share (EPS)
Profit attributable to ordinary equity holders of the parent for basic earnings	€ 167,733	€ 153
Profit attributable to ordinary equity holders of the parent adjusted for the effect of dilution	€ 167,733	€ 153
Weighted average number of ordinary shares for basic EPS	350,957	341,158
Effect of dilution from share based payments programme	1,404	990
Weighted average number of ordinary shares adjusted for the effect of dilution	352,361	342,148